Condensed Consolidated Balance Sheets (Parenthetical) (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Reserve for doubtful accounts	$ 5,175	$ 5,081
Common stock, shares authorized (in shares)	89,452,626	89,452,626
Common stock, shares issued (in shares)	60,035,579	60,035,579
Common stock, shares outstanding (in shares)	59,518,498	59,518,498
Treasury stock (in shares)	517,081	517,081